STOCKHOLDERS' EQUITY (Details 2) - shares		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 10, 2017	Mar. 27, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Restricted stock units issued as of December 31, 2018			222,514	156,340	156,340	50,105
Granted					92,174	106,235
Forfeited/Cancelled					(26,000)
Total Restricted stock units issued at March 31, 2019					222,514	156,340
Vested at March 31, 2019					188,008
Unvested restricted stock units as of March 31, 2019					34,506
Restricted Stock Units (RSUs) [Member]
Restricted stock units issued as of December 31, 2018				222,514	222,514
Granted	53,000			0
Total Restricted stock units issued at March 31, 2019				222,514		222,514
Vested at March 31, 2019		18,333	167,007
Unvested restricted stock units as of March 31, 2019			55,507